Acquisitions - Summary of the Revenue and Net Loss (Details) - Viajanet - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Revenue	$ 3,658
Net loss	$ (3,968)
Business Acquisition, Pro Forma Information [Abstract]
Revenue		$ 541,949	$ 330,668
Net loss		$ (77,975)	$ (110,048)